UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA SMALL CAP STOCK FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008

[LOGO OF USAA]
   USAA(R)

                              USAA SMALL CAP
                                    STOCK Fund

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

                              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2008

40053-0308-W                                 (c)2008, USAA. All rights reserved.

--------------------------------------------------------------------------------
              IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

   Portfolio of Investments                                                  13

   Notes to Portfolio of Investments                                         26

   Financial Statements                                                      27

   Notes to Financial Statements                                             30

EXPENSE EXAMPLE                                                              44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                         REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]     AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                      INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                          "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is:
         When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

ANTHONY C. SANTOSUS, CFA                    TIMOTHY J. McCORMACK, CFA
  Batterymarch Financial Management, Inc.     Wellington Management Company, LLP

YU-NIEN (CHARLES) KO, CFA                   STEPHEN T. O'BRIEN, CFA
  Batterymarch Financial Management, Inc.     Wellington Management Company, LLP

STEPHEN LANZENDORF, CFA                     SHAUN F. PEDERSEN
  Batterymarch Financial Management, Inc.     Wellington Management Company, LLP

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2008, the USAA Small Cap Stock Fund had a total return of -10.49%. This compares to returns of -7.51% for the Russell 2000 Index, -8.00% for the S&P SmallCap 600 Index, and -8.31% for the Lipper Small-Cap Core Funds Index.

         The Fund has two subadvisers, Batterymarch Financial Management, Inc. (Batterymarch), which manages the growth portion of the Fund against the Russell 2000 Growth Index, and Wellington Management Company, LLP (Wellington Management), which manages the value portion of the Fund against the Russell 2000 Value Index.

HOW DID THE GROWTH-ORIENTED PORTION OF THE FUND MANAGED BY BATTERYMARCH PERFORM?

         The Batterymarch portion of the Fund underperformed the Russell 2000 Growth Index, largely because companies with the highest expectations in terms of earnings growth and price momentum did best, while those with the highest cash flow and best relative valuation did worst. We at Batterymarch rank stocks across a variety of dimensions, including expectations, earnings

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

         THE UNMANAGED RUSSELL 2000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. o THE UNMANAGED RUSSELL 2000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         growth, cash-flow generation, valuation, and technicals; for the first five months of the period, only the expectations factor was a positive performance indicator. This reversed in January, but it wasn't enough to overcome the difficulties experienced in the previous five months.

WHAT WERE THE AREAS OF STRENGTH IN THE BATTERYMARCH PORTION COMPARED TO THE RUSSELL 2000 GROWTH INDEX?

         We did well in software and services, where allocation and stock selection, led by Informatica Corp. and Sybase, Inc., were a plus. We also had positive allocation and selection in materials, with Cleveland-Cliffs, Inc., an iron-ore pellet producer, leading the way. Even though consumer cyclicals struggled, stock selection in this portion of the Fund was good, thanks largely to our holdings in Fossil, Inc., the watch company, and WMS Industries, Inc., which manufactures gaming machines.

WHAT WERE THE AREAS OF WEAKNESS IN THE BATTERYMARCH PORTION?

         Energy was a major detractor relative to the index, driven by Batterymarch's holdings in refiners such as Western Refining, Inc. and Alon USA Energy, Inc., which were not able to pass along higher crude oil prices in their refined products. Poor stock selection in technology was detrimental to this portion of the Fund. For instance, a holding in semiconductor company Zoran Corp. was leveraged to consumer electronics during a time of rapidly increasing concerns about the consumer. Stock selection in industrials also was a detractor in the Batterymarch portion of the Fund.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-25.

         CLEVELAND-CLIFFS, INC., WESTERN REFINING, INC., AND ALON USA ENERGY, INC. WERE SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2008.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT CHANGES HAS BATTERYMARCH MADE RECENTLY?

         We've moved from a heavy underweight to an overweight in health care, focusing on biotech and health care services. This portion of the Fund also is overweight in consumer cyclicals and consumer staples. Financials in general remains underweight, although we're carefully adding to select commercial property real estate investment trusts (REITs), banks, and insurers with good fundamentals whose stock prices have come down enough to become attractive. We've reduced software, retail, and transportation exposure and taken profits in consumer services companies such as Priceline.com, Inc. Within the energy sector, we've reduced the allocation to refiners and maintained an overweight position in energy services companies.

WHAT'S YOUR OUTLOOK?

         The economy clearly is worse off than most investors expected it to be, with financials (due to the credit crisis) and the reluctant consumer dragging down other industry sectors. The Batterymarch stock-selection model was challenged in the reporting period, but history has shown that markets based largely on expectations and momentum are not sustainable. In our opinion, the market already has begun the transition to individual company fundamentals. It could be a rough few months as the market settles, but given the return to fundamentals, we are confident in our management process as we look ahead.

HOW DID THE VALUE-ORIENTED PORTION OF THE FUND MANAGED BY WELLINGTON MANAGEMENT PERFORM?

         The Wellington Management portion, though negative on an absolute-return basis, outperformed the Russell 2000 Value Index for the period.

         Stock selection was strongest in the consumer discretionary, energy, materials, and health care sectors in the Wellington

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Management portion of the Fund. In the consumer discretionary sector, Matthews International Corp. "A," a manufacturer of memorial products whose reaffirmed 2008 earnings guidance exceeded consensus estimates, and restaurant chain owner/operator RARE Hospitality International, Inc., which received a cash takeover bid in October, were among the top performers. Other notable positive contributors included Whiting Petroleum Corp., Zep, Inc., and Orthofix International NV.

         Industrials and financials were the largest detractors relative to the Russell 2000 Value Index in this portion of the Fund, mostly due to negative stock selection. Carlisle Companies, Inc., a diversified industrial manufacturer, declined due to a modest reduction in earnings guidance and market concerns about weakening demand in the nonresidential construction sector. A number of financial stocks in the Wellington Management portion declined due to poor results across the industry.

HAS WELLINGTON MANAGEMENT MADE CHANGES IN POSITION?

         Our small-cap value investment approach emphasizes individual stock selection; sector positioning is a by-product of the process.

         During the six-month period, our purchases and sales of stock were spread across a number of sectors. In consumer discretionary, we added to retail and media holdings. We took advantage of strength in health care to reduce this portion of the Fund's overall exposure to the sector and eliminate a holding in Varian Semiconductor Equipment Associates, Inc. Exposure to financials declined as falling share prices reduced the absolute and relative level of assets invested in the group.

         From everyone at Batterymarch and Wellington Management, we thank you for your continued investment in the Fund.

         RARE HOSPITALITY INTERNATIONAL, INC. WAS SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2008.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SMALL CAP STOCK FUND (Ticker Symbol: USCAX)

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally at least 80% of the Fund's assets will be invested in equity securities of companies with small market capitalizations.


--------------------------------------------------------------------------------
                                          1/31/08                7/31/07
--------------------------------------------------------------------------------
Net Assets                            $485.8 Million         $514.2 Million
Net Asset Value Per Share                 $12.31                 $15.29

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/08
--------------------------------------------------------------------------------

7/31/07 TO 1/31/08*    1 YEAR    5 YEARS    SINCE INCEPTION ON 8/02/99
     -10.49%           -9.42%     12.46%             5.75%

------------------------------
        EXPENSE RATIO**
------------------------------
Before Reimbursement     1.33%
After Reimbursement      1.32%


*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.40%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 1.40%, THE FUND WILL OPERATE AT THE LOWER EXPENSE RATIO. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                S&P SMALLCAP   LIPPER SMALL-CAP                           USAA SMALL CAP
                 600 INDEX     CORE FUNDS INDEX    RUSSELL 2000 INDEX       STOCK FUND
                ------------   ----------------    ------------------     --------------
 7/31/99        $10,000.00       $10,000.00           $10,000.00            $10,000.00
 8/31/99          9,560.00         9,633.31             9,629.91              9,900.00
 9/30/99          9,600.47         9,625.84             9,632.01              9,890.00
10/31/99          9,576.34         9,709.63             9,671.03             10,080.00
11/30/99          9,976.71        10,335.55            10,248.48             11,560.00
12/31/99         10,796.83        11,450.45            11,408.60             13,220.00
 1/31/00         10,462.26        11,230.39            11,225.40             13,460.00
 2/29/00         11,863.32        12,813.84            13,079.11             16,650.00
 3/31/00         11,424.68        12,631.62            12,216.80             14,010.00
 4/30/00         11,228.84        11,929.22            11,481.65             12,430.00
 5/31/00         10,895.99        11,422.09            10,812.48             11,870.00
 6/30/00         11,540.32        12,429.60            11,755.01             13,760.00
 7/31/00         11,257.02        12,043.21            11,376.82             13,170.00
 8/31/00         12,254.87        13,116.13            12,244.88             14,580.00
 9/30/00         11,921.21        12,779.06            11,885.00             14,030.00
10/31/00         11,995.81        12,394.65            11,354.45             12,750.00
11/30/00         10,746.87        11,160.35            10,188.90             10,540.00
12/31/00         12,070.73        12,244.33            11,063.95             11,380.00
 1/31/01         12,588.15        12,680.17            11,639.98             11,640.00
 2/28/01         11,819.96        11,874.71            10,876.23             10,400.00
 3/31/01         11,277.92        11,313.31            10,344.21              9,300.00
 4/30/01         12,137.56        12,214.65            11,153.43             10,240.00
 5/31/01         12,369.75        12,659.79            11,427.58             10,380.00
 6/30/01         12,823.10        13,051.24            11,822.17             10,500.00
 7/31/01         12,608.72        12,748.89            11,182.24             10,340.00
 8/31/01         12,321.25        12,392.12            10,821.07              9,970.00
 9/30/01         10,655.61        10,768.42             9,364.42              8,810.00
10/31/01         11,223.83        11,408.15             9,912.43              9,190.00
11/30/01         12,044.86        12,255.94            10,679.82              9,740.00
12/31/01         12,859.94        13,116.77            11,339.01             10,340.00
 1/31/02         12,972.09        12,961.37            11,221.07             10,410.00
 2/28/02         12,749.02        12,615.30            10,913.54             10,230.00
 3/31/02         13,756.06        13,584.61            11,790.68             11,000.00
 4/30/02         14,144.79        13,651.36            11,898.14             11,250.00
 5/31/02         13,559.32        13,142.54            11,370.08             10,800.00
 6/30/02         12,857.96        12,406.40            10,805.92             10,240.00
 7/31/02         11,042.02        10,720.11             9,173.90              9,610.00
 8/31/02         11,146.75        10,776.93             9,150.53              9,610.00
 9/30/02         10,464.60        10,014.07             8,493.40              9,000.00
10/31/02         10,799.59        10,369.96             8,765.71              9,010.00
11/30/02         11,362.14        11,135.22             9,548.00              9,330.00
12/31/02         10,978.64        10,594.24             9,016.37              9,210.00
 1/31/03         10,601.28        10,284.44             8,766.83              8,940.00
 2/28/03         10,262.06         9,963.31             8,501.93              8,710.00
 3/31/03         10,342.68        10,047.44             8,611.41              8,940.00
 4/30/03         11,182.06        10,884.07             9,427.92              9,490.00
 5/31/03         12,083.73        11,840.23            10,439.66              9,890.00
 6/30/03         12,397.71        12,112.81            10,628.58             10,140.00
 7/31/03         13,042.34        12,733.98            11,293.61             10,380.00
 8/31/03         13,677.05        13,285.85            11,811.41             10,740.00
 9/30/03         13,275.33        12,997.31            11,593.39             10,580.00
10/31/03         14,426.05        14,018.66            12,566.97             11,300.00
11/30/03         14,971.93        14,523.67            13,012.94             11,650.00
12/31/03         15,237.13        14,927.55            13,276.95             11,730.00
 1/31/04         15,675.25        15,400.48            13,853.78             12,010.00
 2/29/04         15,976.89        15,668.47            13,977.97             12,150.00
 3/31/04         16,185.11        15,838.36            14,108.24             12,310.00
 4/30/04         15,648.51        15,294.02            13,388.94             11,870.00
 5/31/04         15,887.96        15,427.13            13,602.04             11,950.00
 6/30/04         16,768.21        16,085.71            14,174.87             12,460.00
 7/31/04         15,849.40        15,238.13            13,220.43             11,820.00
 8/31/04         15,709.52        15,104.82            13,152.48             11,720.00
 9/30/04         16,537.90        15,855.95            13,769.94             12,320.00
10/31/04         16,846.35        16,115.60            14,040.99             12,560.00
11/30/04         18,285.96        17,388.27            15,258.88             13,510.00
12/31/04         18,688.26        17,669.31            15,710.54             13,931.22
 1/31/05         18,265.16        17,157.02            15,055.04             13,571.90
 2/28/05         18,788.75        17,557.88            15,310.04             13,951.75
 3/31/05         18,302.33        17,115.78            14,871.77             13,664.30
 4/30/05         17,280.08        16,191.56            14,020.08             12,996.99
 5/31/05         18,424.55        17,059.29            14,937.71             13,787.49
 6/30/05         19,023.60        17,640.70            15,513.87             14,475.32
 7/31/05         20,168.85        18,689.08            16,496.76             15,193.96
 8/31/05         19,871.49        18,516.38            16,190.90             14,875.71
 9/30/05         20,046.42        18,693.03            16,241.69             15,050.23
10/31/05         19,418.93        18,119.17            15,737.39             14,444.53
11/30/05         20,310.69        18,947.15            16,501.38             15,039.96
12/31/05         20,123.69        19,004.64            16,425.96             15,040.05
 1/31/06         21,808.37        20,452.70            17,898.91             15,847.94
 2/28/06         21,645.01        20,317.49            17,849.64             15,814.74
 3/31/06         22,707.05        21,212.42            18,715.65             16,434.49
 4/30/06         22,704.99        21,371.82            18,712.60             16,567.30
 5/31/06         21,668.13        20,340.18            17,661.69             15,726.21
 6/30/06         21,672.21        20,201.97            17,775.25             15,847.94
 7/31/06         20,927.60        19,515.89            17,196.87             15,482.73
 8/31/06         21,287.98        19,901.98            17,706.02             15,737.27
 9/30/06         21,481.49        19,994.94            17,853.43             15,980.75
10/31/06         22,545.13        20,962.29            18,881.39             16,755.44
11/30/06         23,169.63        21,573.48            19,378.06             17,364.12
12/31/06         23,166.17        21,608.36            19,442.96             17,344.32
 1/31/07         23,643.10        21,994.45            19,768.32             17,755.60
 2/28/07         23,514.78        22,043.89            19,611.46             17,790.86
 3/31/07         23,909.04        22,286.80            19,821.41             18,166.88
 4/30/07         24,441.99        22,922.82            20,177.45             18,672.17
 5/31/07         25,567.16        23,912.24            21,004.85             19,482.98
 6/30/07         25,148.46        23,670.31            20,696.56             19,177.46
 7/31/07         23,879.36        22,429.88            19,281.03             17,967.12
 8/31/07         24,326.94        22,516.84            19,718.05             18,225.64
 9/30/07         24,689.51        22,997.43            20,056.51             18,401.90
10/31/07         25,148.82        23,553.55            20,631.94             18,777.93
11/30/07         23,282.33        21,975.55            19,150.45             17,403.08
12/31/07         23,097.48        22,023.85            19,138.50             17,206.96
 1/31/08         21,967.89        20,566.70            17,833.36             16,082.50

                       [END CHART]

         *DATA FROM 7/31/99 THROUGH 1/31/08.

         SEE PAGE 10 FOR BENCHMARK DEFINITIONS.

         *THE PERFORMANCE OF THE LIPPER SMALL-CAP CORE FUNDS INDEX, THE RUSSELL
          2000 INDEX, AND THE S&P SMALLCAP 600 INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund to the following benchmarks:

         o The S&P SmallCap 600(R) Index is an unmanaged market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

         o The unmanaged Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

         o The unmanaged Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------------------------------------------
                     TOP 10 EQUITY HOLDINGS AS OF 1/31/2008
                                (% of Net Assets)
--------------------------------------------------------------------------------

Belden, Inc.                                                                1.8%

Carlisle Companies, Inc.                                                    1.7%

Whiting Petroleum Corp.                                                     1.3%

Hibbett Sports, Inc.                                                        1.2%

Maximus, Inc.                                                               1.1%

Penn Virginia Corp.                                                         1.1%

Acuity Brands, Inc.                                                         1.0%

Casey's General Stores, Inc.                                                1.0%

Mueller Industries, Inc.                                                    0.9%

United Stationers, Inc.                                                     0.9%
--------------------------------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-25.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                    SECTOR ASSET ALLOCATION
                           1/31/2008

             [PIE CHART OF SECTOR ASSET ALLOCATION]

Industrials                                               19.3%
Consumer Discretionary                                    16.4
Health Care                                               15.7
Information Technology                                    13.9
Financials                                                13.5
Energy                                                     5.6
Consumer Staples                                           4.5
Materials                                                  4.2
Utilities                                                  2.4
Telecommunication Services                                 1.0
Short-Term Investments*                                   18.5

                         [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES   SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
             COMMON STOCKS (96.5%)

             CONSUMER DISCRETIONARY (16.4%)
             ------------------------------
             ADVERTISING (0.5%)
    54,400   Arbitron, Inc.                                                          $  2,174
                                                                                     --------
             APPAREL & ACCESSORIES & LUXURY GOODS (1.5%)
    68,430   Fossil, Inc.*                                                              2,325
    23,300   Maidenform Brands, Inc.*                                                     289
    44,540   Movado Group, Inc.                                                         1,079
    82,100   Unifirst Corp.                                                             3,353
                                                                                     --------
                                                                                        7,046
                                                                                     --------
             APPAREL RETAIL (2.5%)
    80,750   Aeropostale, Inc.*(a)                                                      2,275
   252,754   Cato Corp. "A"                                                             4,137
    33,550   Gymboree Corp.*                                                            1,282
    22,660   Men's Wearhouse, Inc.                                                        578
   338,750   Stage Stores, Inc.                                                         4,055
                                                                                     --------
                                                                                       12,327
                                                                                     --------
             AUTO PARTS & EQUIPMENT (1.5%)
    46,609   American Axle & Manufacturing Holdings, Inc.                               1,014
   109,850   Lear Corp.*(a)                                                             3,225
   206,700   Modine Manufacturing Co.                                                   3,191
                                                                                     --------
                                                                                        7,430
                                                                                     --------
             CASINOS & GAMING (1.3%)
    49,400   Bally Technologies, Inc.*                                                  2,354
   106,450   WMS Industries, Inc.*                                                      3,981
                                                                                     --------
                                                                                        6,335
                                                                                     --------
             EDUCATIONAL SERVICES (1.1%)
    49,800   DeVry, Inc.                                                                2,748
   184,600   Investools, Inc.*                                                          2,522
                                                                                     --------
                                                                                        5,270
                                                                                     --------
             FOOTWEAR (0.9%)
    17,457   Deckers Outdoor Corp.*(a)                                                  2,116
   111,450   Iconix Brand Group, Inc.*                                                  2,317
                                                                                     --------
                                                                                        4,433
                                                                                     --------
             HOME FURNISHINGS (0.6%)
   146,900   Tempur-Pedic International, Inc.(a)                                        2,912
                                                                                     --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES   SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
             HOUSEHOLD APPLIANCES (0.6%)
   156,700   Helen of Troy Ltd.*                                                     $  2,664
                                                                                     --------
             INTERNET RETAIL (0.8%)
    36,780   Priceline.com, Inc.*(a)                                                    3,991
                                                                                     --------
             LEISURE FACILITIES (0.5%)
    55,800   Vail Resorts, Inc.*(a)                                                     2,642
                                                                                     --------
             LEISURE PRODUCTS (0.2%)
    43,080   JAKKS Pacific, Inc.*                                                       1,015
                                                                                     --------
             PUBLISHING (0.4%)
   187,600   Valassis Communications, Inc.*(a)                                          1,793
                                                                                     --------
             RESTAURANTS (1.0%)
    16,335   Bob Evans Farms, Inc.                                                        486
   129,000   CEC Entertainment, Inc.*                                                   3,009
    64,500   Sonic Corp.*                                                               1,431
                                                                                     --------
                                                                                        4,926
                                                                                     --------
             SPECIALIZED CONSUMER SERVICES (1.3%)
    61,700   Matthews International Corp. "A"                                           3,015
   106,257   Sotheby's Holdings, Inc. "A"(a)                                            3,302
                                                                                     --------
                                                                                        6,317
                                                                                     --------
             SPECIALTY STORES (1.7%)
    77,800   Dick's Sporting Goods, Inc.*                                               2,533
   314,114   Hibbett Sports, Inc.*                                                      5,839
                                                                                     --------
                                                                                        8,372
                                                                                     --------
             Total Consumer Discretionary                                              79,647
                                                                                     --------
             CONSUMER STAPLES (4.5%)
             -----------------------
             DRUG RETAIL (0.2%)
    25,180   Longs Drug Stores Corp.                                                    1,158
                                                                                     --------
             FOOD RETAIL (1.0%)
   193,800   Casey's General Stores, Inc.                                               5,039
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES   SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (0.4%)
   111,200   Lance, Inc.                                                             $  2,038
                                                                                     --------
             PERSONAL PRODUCTS (2.0%)
   204,460   American Oriental Bioengineering, Inc.*                                    1,998
    48,806   Chattem, Inc.*                                                             3,744
    30,400   Elizabeth Arden, Inc.*                                                       610
    80,600   Herbalife Ltd.                                                             3,198
                                                                                     --------
                                                                                        9,550
                                                                                     --------
             TOBACCO (0.9%)
    59,600   Universal Corp.(a)                                                         2,969
    67,525   Vector Group Ltd.(a)                                                       1,249
                                                                                     --------
                                                                                        4,218
                                                                                     --------
             Total Consumer Staples                                                    22,003
                                                                                     --------
             ENERGY (5.6%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    12,500   Penn Virginia Resource Partners, L.P.                                        312
                                                                                     --------
             OIL & GAS DRILLING (0.6%)
    36,900   Atwood Oceanics, Inc.*                                                     3,066
                                                                                     --------
             OIL & GAS EQUIPMENT & SERVICES (1.1%)
     9,500   Bristow Group, Inc.*                                                         478
    19,370   Dawson Geophysical Co.*                                                    1,110
    99,390   Global Industries Ltd.*                                                    1,755
    14,970   Hornbeck Offshore Services, Inc.*                                            579
    13,800   Natural Gas Services Group, Inc.*                                            239
    33,950   Willbros Group, Inc.*                                                      1,131
                                                                                     --------
                                                                                        5,292
                                                                                     --------
             OIL & GAS EXPLORATION & PRODUCTION (3.8%)
    21,600   ATP Oil & Gas Corp.*                                                         813
    28,300   Comstock Resources, Inc.*                                                    897
   143,220   Mariner Energy, Inc.*                                                      3,589
   122,800   Penn Virginia Corp.                                                        5,233
    29,380   Swift Energy Co.*                                                          1,268
   120,600   Whiting Petroleum Corp.*                                                   6,481
                                                                                     --------
                                                                                       18,281
                                                                                     --------
             Total Energy                                                              26,951
                                                                                     --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES   SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
             FINANCIALS (13.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   163,800   Ares Capital Corp.                                                      $  2,290
    59,400   Waddell & Reed Financial, Inc. "A"                                         1,971
                                                                                     --------
                                                                                        4,261
                                                                                     --------
             CONSUMER FINANCE (1.0%)
    45,850   Cash America International, Inc.                                           1,491
    83,200   Credit Acceptance Corp.*(a)                                                1,414
    47,820   Dollar Financial Corp.*                                                    1,204
    47,910   EZCORP, Inc. "A"*                                                            633
                                                                                     --------
                                                                                        4,742
                                                                                     --------
             INVESTMENT BANKING & BROKERAGE (0.7%)
    27,830   GFI Group, Inc.*                                                           2,455
    10,700   Greenhill & Co., Inc.(a)                                                     723
                                                                                     --------
                                                                                        3,178
                                                                                     --------
             LIFE & HEALTH INSURANCE (0.7%)
   115,200   Delphi Financial Group, Inc. "A"                                           3,615
                                                                                     --------
             PROPERTY & CASUALTY INSURANCE (0.8%)
   167,300   Assured Guaranty Ltd.                                                      3,958
                                                                                     --------
             REGIONAL BANKS (2.0%)
    56,400   First Midwest Bancorp, Inc.                                                1,760
   116,980   International Bancshares Corp.                                             2,426
    55,900   MB Financial, Inc.                                                         1,738
    16,100   Prosperity Bancshares, Inc.                                                  463
    26,307   SVB Financial Group*                                                       1,273
    46,700   Westamerica Bancorp(a)                                                     2,313
                                                                                     --------
                                                                                        9,973
                                                                                     --------
             REINSURANCE (1.0%)
    66,800   IPC Holdings Ltd.                                                          1,719
    87,800   Platinum Underwriters Holdings Ltd.(a)                                     2,963
                                                                                     --------
                                                                                        4,682
                                                                                     --------
             REITs - DIVERSIFIED (0.3%)
    24,900   PS Business Parks, Inc.                                                    1,251
                                                                                     --------
             REITs - INDUSTRIAL (0.2%)
    24,100   First Industrial Realty Trust, Inc.                                          839
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES   SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
             REITs - MORTGAGE (0.8%)
    15,900   Arbor Realty Trust, Inc.(a)                                             $    283
    15,300   Quadra Realty Trust, Inc.                                                    165
   354,100   RAIT Financial Trust(a)                                                    3,279
                                                                                     --------
                                                                                        3,727
                                                                                     --------
             REITs - RESIDENTIAL (0.5%)
    82,700   American Campus Communities, Inc.                                          2,386
                                                                                     --------
             REITs - RETAIL (1.8%)
    67,400   Acadia Realty Trust(a)                                                     1,688
    13,800   Agree Realty Corp.                                                           407
   106,340   National Retail Properties, Inc.(a)                                        2,416
    28,800   Pennsylvania REIT                                                            768
   140,400   Realty Income Corp.(a)                                                     3,423
    18,400   Urstadt Biddle Properties, Inc. "A"                                          284
                                                                                     --------
                                                                                        8,986
                                                                                     --------
             REITs - SPECIALIZED (0.8%)
    10,600   Entertainment Properties Trust                                               525
    81,900   FelCor Lodging Trust, Inc.                                                 1,106
    10,200   Hersha Hospitality Trust                                                      92
   253,500   U-Store-It Trust(a)                                                        2,413
                                                                                     --------
                                                                                        4,136
                                                                                     --------
             SPECIALIZED FINANCE (1.6%)
   239,500   Asset Acceptance Capital Corp.(a)                                          2,311
   103,100   Asta Funding, Inc.                                                         2,152
    94,800   Financial Federal Corp.                                                    2,279
    36,770   Interactive Brokers Group, Inc.*(a)                                        1,280
                                                                                     --------
                                                                                        8,022
                                                                                     --------
             THRIFTS & MORTGAGE FINANCE (0.4%)
   161,300   NewAlliance Bancshares, Inc.                                               1,984
                                                                                     --------
             Total Financials                                                          65,740
                                                                                     --------
             HEALTH CARE (15.7%)
             -------------------
             BIOTECHNOLOGY (4.0%)
    32,750   Alexion Pharmaceuticals, Inc.*                                             2,139
    71,860   BioMarin Pharmaceutical, Inc. "A"*                                         2,663
    83,300   Cubist Pharmaceuticals, Inc.*                                              1,415
   164,730   Isis Pharmaceuticals, Inc.*(a)                                             2,570
    36,875   LifeCell Corp.*                                                            1,457

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES   SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
    36,270   Martek Biosciences Corp.*                                               $  1,034
    25,700   Myriad Genetics, Inc.*(a)                                                  1,105
    16,840   Omrix Biopharmaceuticals, Inc.*                                              392
    62,410   Onyx Pharmaceuticals, Inc.*                                                2,966
    46,130   OSI Pharmaceuticals, Inc.*                                                 1,840
    83,700   Sangamo Biosciences, Inc.*(a)                                                958
    71,300   Tercica, Inc.*                                                               473
   201,300   XOMA Ltd.*                                                                   544
                                                                                     --------
                                                                                       19,556
                                                                                     --------
             HEALTH CARE EQUIPMENT (2.8%)
    59,360   ArthroCare Corp.*(a)                                                       2,376
    91,020   CONMED Corp.*                                                              2,212
    60,220   Hologic, Inc.*                                                             3,875
    76,410   IRIS International, Inc.*                                                  1,371
    66,200   Orthofix International NV*                                                 3,620
                                                                                     --------
                                                                                       13,454
                                                                                     --------
             HEALTH CARE FACILITIES (1.0%)
    79,800   AmSurg Corp. "A"*                                                          2,056
    68,100   Five Star Quality Care, Inc.*                                                520
    60,890   MedCath Corp.*                                                             1,515
    62,300   Sun Healthcare Group, Inc.*                                                1,073
                                                                                     --------
                                                                                        5,164
                                                                                     --------
             HEALTH CARE SERVICES (1.6%)
    35,180   Amedisys, Inc.*                                                            1,500
    46,800   Chemed Corp.                                                               2,397
    88,074   CorVel Corp.*                                                              2,180
    61,870   Emergency Medical Services Corp. "A"*(a)                                   1,904
                                                                                     --------
                                                                                        7,981
                                                                                     --------
             HEALTH CARE SUPPLIES (0.6%)
    56,000   Cynosure, Inc. "A"*                                                        1,390
    22,670   Haemonetics Corp.*                                                         1,357
                                                                                     --------
                                                                                        2,747
                                                                                     --------
             LIFE SCIENCES TOOLS & SERVICES (1.4%)
   172,500   Bruker BioSciences Corp.*                                                  1,768
    59,710   Parexel International Corp.*                                               3,249
    40,000   PharmaNet Development Group, Inc.*                                         1,630
                                                                                     --------
                                                                                        6,647
                                                                                     --------
             MANAGED HEALTH CARE (2.2%)
    64,500   AMERIGROUP Corp.*                                                          2,420
   146,480   Centene Corp.*                                                             3,507

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES   SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
    78,030   HealthSpring, Inc.*                                                     $  1,614
   143,100   Universal American Financial Corp.*                                        2,995
                                                                                     --------
                                                                                       10,536
                                                                                     --------
             PHARMACEUTICALS (2.1%)
   104,940   K-V Pharmaceutical Co. "A"*(a)                                             2,726
    93,087   Perrigo Co.                                                                2,871
    55,360   Salix Pharmaceuticals Ltd.*                                                  385
    72,580   Sciele Pharma, Inc.*(a)                                                    1,736
    40,620   Xenoport, Inc.*                                                            2,493
                                                                                     --------
                                                                                       10,211
                                                                                     --------
             Total Health Care                                                         76,296
                                                                                     --------
             INDUSTRIALS (19.3%)
             -------------------
             AEROSPACE & DEFENSE (1.2%)
   112,020   DynCorp International, Inc. "A"*                                           2,304
     5,300   Esterline Technologies Corp.*                                                247
    26,915   Stanley, Inc.*                                                               750
    51,400   Teledyne Technologies, Inc.*                                               2,654
                                                                                     --------
                                                                                        5,955
                                                                                     --------
             AIRLINES (0.6%)
   331,000   AirTran Holdings, Inc.*(a)                                                 2,857
                                                                                     --------
             BUILDING PRODUCTS (0.5%)
    79,700   Simpson Manufacturing Co., Inc.(a)                                         2,196
                                                                                     --------
             COMMERCIAL PRINTING (0.5%)
   181,200   Bowne & Co., Inc.                                                          2,229
                                                                                     --------
             CONSTRUCTION & ENGINEERING (0.6%)
    54,673   Perini Corp.*                                                              1,911
    57,641   Sterling Construction Co., Inc.*                                           1,182
                                                                                     --------
                                                                                        3,093
                                                                                     --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
    40,900   Bucyrus International, Inc. "A"                                            3,792
    87,680   Westinghouse Air Brake Technologies Corp.                                  3,015
                                                                                     --------
                                                                                        6,807
                                                                                     --------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.6%)
    20,800   FTI Consulting, Inc.*                                                      1,151
    25,200   GeoEye, Inc.*                                                                881

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES   SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
     8,900   IHS, Inc. "A"*                                                          $    551
    26,820   TeleTech Holdings, Inc.*                                                     529
                                                                                     --------
                                                                                        3,112
                                                                                     --------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.6%)
   104,400   Acuity Brands, Inc.                                                        4,751
   200,956   Belden, Inc.                                                               8,500
   194,700   Deswell Industries, Inc.                                                   1,184
    17,500   FuelCell Energy, Inc.*                                                       147
    91,200   GrafTech International Ltd.*                                               1,372
    42,890   Orion Energy Systems, Inc.*                                                  561
    12,180   Woodward Governor Co.                                                        765
                                                                                     --------
                                                                                       17,280
                                                                                     --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
    18,000   Ceco Environmental Corp.*                                                    168
    19,800   Clean Harbors, Inc.*                                                       1,099
    24,600   Team, Inc.*                                                                  739
                                                                                     --------
                                                                                        2,006
                                                                                     --------
             HEAVY ELECTRICAL EQUIPMENT (0.1%)
    15,000   AZZ, Inc.*                                                                   507
                                                                                     --------
             HIGHWAYS & RAILTRACKS (0.4%)
   108,400   Quixote Corp.                                                              1,835
                                                                                     --------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.5%)
    85,316   Kforce, Inc.*                                                                759
    39,060   Watson Wyatt Worldwide, Inc.                                               1,920
                                                                                     --------
                                                                                        2,679
                                                                                     --------
             INDUSTRIAL CONGLOMERATES (1.7%)
   242,600   Carlisle Companies, Inc.                                                   8,079
                                                                                     --------
             INDUSTRIAL MACHINERY (3.8%)
    64,900   Actuant Corp. "A"                                                          1,774
    63,500   Albany International Corp. "A"                                             2,223
     2,750   Altra Holdings, Inc.*                                                         37
    57,300   Barnes Group, Inc.                                                         1,527
    80,000   ESCO Technologies, Inc.*                                                   2,999
    31,040   Gardner Denver, Inc.*                                                      1,007
    28,180   L.B. Foster Co. "A"*                                                       1,297

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES   SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
   154,100   Mueller Industries, Inc.                                                $  4,315
    32,900   Robbins & Myers, Inc.                                                      2,181
    13,525   Valmont Industries, Inc.                                                   1,132
                                                                                     --------
                                                                                       18,492
                                                                                     --------
             OFFICE SERVICES & SUPPLIES (1.6%)
   238,600   ACCO Brands Corp.*                                                         3,233
    84,650   United Stationers, Inc.*                                                   4,678
                                                                                     --------
                                                                                        7,911
                                                                                     --------
             RAILROADS (0.7%)
   121,800   Genesee & Wyoming, Inc. "A"*                                               3,326
                                                                                     --------
             TRADING COMPANIES & DISTRIBUTORS (0.6%)
    74,290   Applied Industrial Technologies, Inc.                                      2,243
    41,700   H&E Equipment Services, Inc.*                                                692
                                                                                     --------
                                                                                        2,935
                                                                                     --------
             TRUCKING (0.5%)
   172,600   Vitran Corp., Inc. "A"*                                                    2,468
                                                                                     --------
             Total Industrials                                                         93,767
                                                                                     --------
             INFORMATION TECHNOLOGY (13.9%)
             ------------------------------
             APPLICATION SOFTWARE (1.8%)
   187,290   Aspen Technology, Inc.*                                                    2,631
   184,710   Informatica Corp.*                                                         3,567
   117,510   Magma Design Automation, Inc.*                                             1,340
   128,690   Mentor Graphics Corp.*                                                     1,062
                                                                                     --------
                                                                                        8,600
                                                                                     --------
             COMMUNICATIONS EQUIPMENT (2.6%)
   103,774   Blue Coat Systems, Inc.*                                                   2,788
    67,300   Ceragon Networks Ltd.*                                                       612
    45,860   Comtech Telecommunications Corp.*                                          2,055
   107,390   Dycom Industries, Inc.*                                                    2,537
   161,910   Foundry Networks, Inc.*                                                    2,234
   196,149   Harmonic, Inc.*                                                            2,142
    26,700   Plantronics, Inc.                                                            510
                                                                                     --------
                                                                                       12,878
                                                                                     --------
             COMPUTER STORAGE & PERIPHERALS (1.6%)
   121,400   Electronics for Imaging, Inc.*                                             1,792
   111,355   Novatel Wireless, Inc.*                                                    1,781

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES   SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
     6,300   Rimage Corp.*                                                           $    147
    38,410   Synaptics, Inc.*                                                           1,018
   165,700   Xyratex Ltd.*                                                              2,991
                                                                                     --------
                                                                                        7,729
                                                                                     --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    15,900   Euronet Worldwide, Inc.*                                                     420
    23,600   Wright Express Corp.*                                                        707
                                                                                     --------
                                                                                        1,127
                                                                                     --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
    50,910   Dolby Laboratories, Inc. "A"*                                              2,194
                                                                                     --------
             ELECTRONIC MANUFACTURING SERVICES (0.3%)
   182,000   Nam Tai Electronics, Inc.                                                  1,532
                                                                                     --------
             INTERNET SOFTWARE & SERVICES (1.5%)
    95,540   CyberSource Corp.*                                                         1,600
    47,000   Open Text Corp.*(a)                                                        1,451
    28,700   Sohu.com, Inc.*                                                            1,336
   131,100   Websense, Inc.*                                                            2,688
                                                                                     --------
                                                                                        7,075
                                                                                     --------
             IT CONSULTING & OTHER SERVICES (1.3%)
   147,846   Maximus, Inc.                                                              5,216
   110,880   MPS Group, Inc.*                                                           1,114
                                                                                     --------
                                                                                        6,330
                                                                                     --------
             SEMICONDUCTOR EQUIPMENT (0.2%)
    31,794   Varian Semiconductor Equipment Associates, Inc.*                           1,024
                                                                                     --------
             SEMICONDUCTORS (1.3%)
    45,770   Monolithic Power Systems, Inc.*                                              716
    72,050   OmniVision Technologies, Inc.*                                             1,020
    92,160   PMC-Sierra, Inc.*                                                            432
    96,900   RF Micro Devices, Inc.*                                                      313
    43,280   Sigma Designs, Inc.*(a)                                                    1,957
   204,450   TriQuint Semiconductor, Inc.*                                                969
    89,630   Zoran Corp.*                                                               1,058
                                                                                     --------
                                                                                        6,465
                                                                                     --------
             SYSTEMS SOFTWARE (2.0%)
    55,200   MICROS Systems, Inc.*                                                      3,399
    34,520   Progress Software Corp.*                                                   1,019

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES   SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
    91,420   Radiant Systems, Inc.*                                                  $  1,112
   142,720   Sybase, Inc.*                                                              4,027
                                                                                     --------
                                                                                        9,557
                                                                                     --------
             TECHNOLOGY DISTRIBUTORS (0.6%)
    22,440   Anixter International, Inc.*                                               1,572
   103,610   Brightpoint, Inc.*                                                         1,318
                                                                                     --------
                                                                                        2,890
                                                                                     --------
             Total Information Technology                                              67,401
                                                                                     --------
             MATERIALS (4.2%)
             ----------------
             ALUMINUM (0.5%)
    44,500   Century Aluminum Co.*                                                      2,314
                                                                                     --------
             DIVERSIFIED CHEMICALS (0.1%)
    30,300   Olin Corp.                                                                   621
                                                                                     --------
             DIVERSIFIED METALS & MINING (0.5%)
     5,700   AMCOL International Corp.                                                    140
    49,000   Compass Minerals International, Inc.                                       2,078
                                                                                     --------
                                                                                        2,218
                                                                                     --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    56,900   Terra Industries, Inc.*                                                    2,565
                                                                                     --------
             FOREST PRODUCTS (0.5%)
    49,200   Deltic Timber Corp.                                                        2,625
                                                                                     --------
             METAL & GLASS CONTAINERS (0.9%)
    70,100   AptarGroup, Inc.                                                           2,644
    29,000   Greif, Inc. "A"                                                            1,908
                                                                                     --------
                                                                                        4,552
                                                                                     --------
             PAPER PACKAGING (0.3%)
    46,700   Rock-Tenn Co. "A"                                                          1,335
                                                                                     --------
             SPECIALTY CHEMICALS (0.9%)
    32,800   OM Group, Inc.*                                                            1,882
   137,300   Zep, Inc.                                                                  2,268
                                                                                     --------
                                                                                        4,150
                                                                                     --------
             Total Materials                                                           20,380
                                                                                     --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES   SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (1.0%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.2%)
    98,670   Premiere Global Services, Inc.*                                         $  1,203
                                                                                     --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    55,000   Atlantic Tele-Network, Inc.                                                1,732
                                                                                     --------
             WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    93,160   Centennial Communications Corp.*                                             533
    93,600   Syniverse Holdings, Inc.*                                                  1,478
                                                                                     --------
                                                                                        2,011
                                                                                     --------
             Total Telecommunication Services                                           4,946
                                                                                     --------
             UTILITIES (2.4%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
    87,900   Weststar Energy, Inc.                                                      2,141
                                                                                     --------
             GAS UTILITIES (1.2%)
    67,000   Atmos Energy Corp.                                                         1,924
    44,700   New Jersey Resources Corp.                                                 2,096
    54,800   WGL Holdings, Inc.                                                         1,767
                                                                                     --------
                                                                                        5,787
                                                                                     --------
             MULTI-UTILITIES (0.8%)
     8,300   NorthWestern Corp.                                                           240
   191,900   PNM Resources, Inc.                                                        3,708
                                                                                     --------
                                                                                        3,948
                                                                                     --------
             Total Utilities                                                           11,876
                                                                                     --------
             Total Common Stocks (cost: $479,573)                                     469,007
                                                                                     --------
             MONEY MARKET INSTRUMENTS (4.8%)

             MONEY MARKET FUNDS (4.8%)
 9,822,907   SSgA Money Market Fund, 3.71%(b)                                           9,823
13,354,761   SSgA Prime Money Market Fund, 4.08%(b)                                    13,355
                                                                                     --------
             Total Money Market Instruments (cost: $23,178)                            23,178
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES   SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (13.7%)

             MONEY MARKET FUNDS (1.3%)
   318,458   AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.15%(b)         $    318
 6,080,009   Merrill Lynch Premier Institutional Fund, 4.31%(b)                         6,080
                                                                                     --------
             Total Money Market Funds                                                   6,398
                                                                                     --------
 PRINCIPAL
    AMOUNT
     (000)
----------
             REPURCHASE AGREEMENTS (12.4%)
   $12,000   Credit Suisse First Boston LLC, 2.85%, acquired on
                1/31/2008 and due 2/01/2008 at $12,000 (collateralized by
                $12,305 of Federal Home Loan Discount Note(d), 2.68%(c), due
                4/09/2008; market value $12,241)                                       12,000
    14,000   Deutsche Bank Securities, Inc., 2.85%, acquired on
                1/31/2008 and due 2/01/2008 at $14,000 (collateralized by
                $5,627 of Freddie Mac Notes(d), 5.75%, due 5/23/2011; $1,970
                of Federal Farm Credit Bank Notes(d), 4.63%, due 11/19/2010;
                $1,105 of Federal Home Loan Notes(d), 4.65%, due 11/21/2008;
                $5,491 of Fannie Mae Discount Notes(d), 2.67%(c), due
                7/02/2008; combined market value $14,281)                              14,000
    22,000   Lehman Brothers, Inc., 2.85%, acquired on 1/31/2008 and
                due 2/01/2008 at $22,000 (collateralized by $19,800 of
                Tennessee Valley Auth. Bonds(d), 6.00%, due 3/15/2013;
                market value $22,443)                                                  22,000
    12,000   Morgan Stanley & Co., Inc., 2.80%, acquired on 1/31/2008 and due 2/01/2008 at $12,000 (collateralized by $12,010 of
                Federal Farm Credit Bank Notes(d), 4.88% - 5.75%,
                due 12/16/2015 - 1/11/2023; combined market value $12,301)             12,000
                                                                                     --------
             Total Repurchase Agreements                                               60,000
                                                                                     --------
             Total Short-Term Investments Purchased With Cash Collateral
                From Securities Loaned (cost: $66,398)                                 66,398
                                                                                     --------

             TOTAL INVESTMENTS (COST: $569,149)                                      $558,583
                                                                                     ========

26

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2008.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2008.

         (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding January 31, 2008.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including
      securities on loan of $64,462) (identified cost of $509,149)       $498,583
   Investment in repurchase agreements (cost approximates market value)    60,000
   Receivables:
      Capital shares sold                                                     856
      Dividends and interest                                                  290
      Securities sold                                                       2,956
      Other                                                                    57
                                                                         --------
         Total assets                                                     562,742
                                                                         --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                     66,403
      Securities purchased                                                  8,922
      Capital shares redeemed                                                 683
      Bank overdraft                                                          539
   Accrued management fees                                                    302
   Accrued administration and servicing fees                                    2
   Accrued transfer agent's fees                                               35
   Other accrued expenses and payables                                         95
                                                                         --------
         Total liabilities                                                 76,981
                                                                         --------
            Net assets applicable to capital shares outstanding          $485,761
                                                                         ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $516,429
   Accumulated undistributed net investment income                            164
   Accumulated net realized loss on investments                           (20,266)
   Net unrealized depreciation of investments                             (10,566)
                                                                         --------
            Net assets applicable to capital shares outstanding          $485,761
                                                                         ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                             39,476
                                                                         ========
   Net asset value, redemption price, and offering price per share       $  12.31
                                                                         ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SMALL CAP STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                             $  2,797
   Interest                                                                   410
   Securities lending (net)                                                   380
                                                                         --------
      Total income                                                          3,587
                                                                         --------
EXPENSES
   Management fees                                                          1,968
   Administration and servicing fees                                          389
   Transfer agent's fees                                                      835
   Custody and accounting fees                                                 61
   Postage                                                                     74
   Shareholder reporting fees                                                  33
   Trustees' fees                                                               4
   Registration fees                                                           25
   Professional fees                                                           33
   Other                                                                        6
                                                                         --------
      Total expenses                                                        3,428
   Expenses paid indirectly                                                    (5)
                                                                         --------
      Net expenses                                                          3,423
                                                                         --------
NET INVESTMENT INCOME                                                         164
                                                                         --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                      (19,733)
   Change in net unrealized appreciation/depreciation                     (35,944)
                                                                         --------
      Net realized and unrealized loss                                    (55,677)
                                                                         --------
Decrease in net assets resulting from operations                         $(55,513)
                                                                         ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SMALL CAP STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED),
AND YEAR ENDED JULY 31, 2007

                                                                1/31/2008     7/31/2007
                                                                -----------------------
FROM OPERATIONS
   Net investment income                                         $    164      $  1,141
   Net realized gain (loss) on investments                        (19,733)       60,086
   Change in net unrealized appreciation/depreciation of
      investments                                                 (35,944)       (1,728)
                                                                 ----------------------
      Increase (decrease) in net assets resulting from
         operations                                               (55,513)       59,499
                                                                 ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (501)         (640)
   Net realized gains                                             (51,633)      (24,700)
                                                                 ----------------------
      Distributions to shareholders                               (52,134)      (25,340)
                                                                 ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      101,279       178,574
   Reinvested dividends                                            51,587        25,031
   Cost of shares redeemed                                        (73,662)      (98,728)
                                                                 ----------------------
      Increase in net assets from capital share
         transactions                                              79,204       104,877
                                                                 ----------------------
   Capital contribution from USAA Transfer Agency
      Company                                                           -             1
                                                                 ----------------------
Net increase (decrease) in net assets                             (28,443)      139,037
NET ASSETS
   Beginning of period                                            514,204       375,167
                                                                 ----------------------
   End of period                                                 $485,761      $514,204
                                                                 ======================
Accumulated undistributed net investment income:
   End of period                                                 $    164      $    501
                                                                 ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      7,191        11,543
   Shares issued for dividends reinvested                           3,867         1,690
   Shares redeemed                                                 (5,218)       (6,417)
                                                                 ----------------------
      Increase in shares outstanding                                5,840         6,816
                                                                 ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                 prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                 securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

              These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by less than $500 and $5,000, respectively, resulting in a total reduction in Fund expenses of $5,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

              exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.
         Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 1.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2008.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2008, were $249,596,000 and $217,147,000, respectively.

         As of January 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2008, were $42,952,000 and $53,518,000, respectively, resulting in net unrealized depreciation of $10,566,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

         80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended
         January 31, 2008, the Fund received securities-lending income of $380,000, which is net of the 20% income retained by Wachovia. As of January 31, 2008, the Fund loaned securities having a fair market value of approximately $64,462,000, which excluded $646,000 of securities on loan that were sold prior to January 31, 2008. The Fund received cash collateral of $66,403,000 for the loans. Of this amount, $66,398,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $5,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

              responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Small-Cap Core Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------
+/- 1.00% to 4.00%               +/- 0.04%
+/- 4.01% to 7.00%               +/- 0.05%
+/- 7.01% and greater            +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Small-Cap Core Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $1,968,000, which included a performance adjustment of $24,000 that increased the base management fee of 0.75% by 0.01%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Batterymarch Financial Management, Inc. (Batterymarch) and Wellington Management Company, LLP (Wellington Management), under which Batterymarch and Wellington Management direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.50% of the Fund's average daily net assets that Batterymarch manages, and pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average daily net assets that Wellington Management manages. For the six-month period ended January 31, 2008, the Manager incurred subadvisory fees, paid or payable to Batterymarch and Wellington Management, of $729,000 and $799,000, respectively.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $389,000.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.40% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2008, the Fund did not incur any reimbursable expenses.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $835,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008,

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

              the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                        JANUARY 31,                             YEAR ENDED JULY 31,
                                       --------------------------------------------------------------------------------------
                                           2008           2007           2006         2005               2004            2003
                                       --------------------------------------------------------------------------------------
Net asset value at
   beginning of period                 $  15.29       $  13.99       $  14.80     $  11.82           $  10.38        $   9.61
                                       --------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income (loss)             .00(b)         .04              -          .00(a),(b)        (.04)(a)        (.08)(a)
   Net realized and unrealized
      gain (loss)                         (1.48)          2.17            .26         3.34(a)            1.48(a)          .85(a)
                                       --------------------------------------------------------------------------------------
Total from investment operations          (1.48)          2.21            .26         3.34(a)            1.44(a)          .77(a)
                                       --------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                   (.01)          (.02)             -         (.01)                 -               -
   Realized capital gains                 (1.49)          (.89)         (1.07)        (.35)                 -               -
                                       --------------------------------------------------------------------------------------
Total distributions                       (1.50)          (.91)         (1.07)        (.36)                 -               -
                                       --------------------------------------------------------------------------------------
Net asset value at end of period       $  12.31       $  15.29       $  13.99     $  14.80           $  11.82        $  10.38
                                       ======================================================================================
Total return (%)*                        (10.42)         16.05(e)        1.90        28.54              13.87            8.01
Net assets at end of period (000)      $485,761       $514,204       $375,167     $311,167           $192,264        $125,480
Ratios to average net assets:**
   Expenses (%)(d)                         1.32(c)        1.32(e)        1.30         1.34               1.40            1.40
   Expenses, excluding
      reimbursements (%)(d)                1.32(c)        1.32(e)        1.30         1.34               1.40            1.69
   Net investment income (loss) (%)         .06(c)         .25            .11          .02               (.35)           (.85)
Portfolio turnover (%)                       43            110             66           69                184             170

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2008, average net assets were $515,661,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.00%)(+)      (.01%)         (.01%)       (.03%)             (.04%)          (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(e) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred.
    The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

44

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2008

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING               ENDING               DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2007 -
                                  AUGUST 1, 2007        JANUARY 31, 2008        JANUARY 31, 2008
                                  --------------------------------------------------------------
         Actual                       $1,000.00              $  895.80                 $6.29

         Hypothetical
           (5% return before
           expenses)                   1,000.00               1,018.50                  6.70

         *Expenses are equal to the Fund's annualized expense ratio of 1.32%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (10.42)% for the six-month period of August 1, 2007, through January 31, 2008.

46

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

48

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

                    TRUSTEES       Christopher W. Claus
                                   Barbara B. Dreeben
                                   Robert L. Mason, Ph.D.
                                   Barbara B. Ostdiek, Ph.D.
                                   Michael F. Reimherr
                                   Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,       USAA Investment Management Company
         INVESTMENT ADVISER,       P.O. Box 659453
            UNDERWRITER, AND       San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT       USAA Shareholder Account Services
                                   9800 Fredericksburg Road
                                   San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND       State Street Bank and Trust Company
            ACCOUNTING AGENT       P.O. Box 1713
                                   Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT       Ernst & Young LLP
           REGISTERED PUBLIC       100 West Houston St., Suite 1800
             ACCOUNTING FIRM       San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND       LEARN MORE ONLINE NOW
           SELF-SERVICE 24/7       At "Products & Services" click
                 AT USAA.COM       "Investments" then "Mutual Funds"

                     OR CALL       View account balance, transactions, fund
              (800) 531-USAA       prices; or exchange/redeem fund shares.
                                   Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40053-0308                                   (C)2008, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.